Summary of Significant Accounting Policies - Impact of Adoption (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use lease assets	$ 39,912	$ 53,444	$ 0
Lease liabilities	43,448	58,229	0
Deferred rent			8,927
Prepaid expenses and other assets	$ 24,313	$ 25,792	28,959
Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use lease assets			70,199
Lease liabilities			78,394
Deferred rent			(8,927)
Prepaid expenses and other assets			(732)
Cumulative Effect, Period of Adoption, Adjusted Balance | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use lease assets			70,199
Lease liabilities			78,394
Deferred rent			0
Prepaid expenses and other assets			$ 28,227